Bank Loans - Schedule of Secured Short-Term Bank Debt (Details) - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Total short-term bank loans		$ 6,584,664	$ 6,082,574
Bank Loan 1 [Member]
Total short-term bank loans		4,017,664	4,361,310
Bank Loan 2 [Member]
Total short-term bank loans		1,985,874	1,721,264
Bank Loan 3 [Member]
Total short-term bank loans		258,278
Bank Loan 4 [Member]
Total short-term bank loans	[1]	$ 322,848

[1]	High-tech Investment Company is an unrelated third party.